Consolidated Statements of Comprehensive Income and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING REVENUE
Operating revenue	$ 146,554	$ 161,372	$ 2,262,449
COST OF REVENUE AND RELATED TAX
Total cost of revenue and related tax	12,597	17,833	34,556
GROSS PROFIT	133,957	143,539	2,227,893
OPERATING EXPENSE
Selling, general and administrative expenses	1,897,512	2,714,546	3,006,859
Total operating expenses	1,897,512	2,714,546	3,006,859
LOSS FROM OPERATIONS	(1,763,555)	(2,571,007)	(778,966)
OTHER INCOME (EXPENSES)	(139,722)	9,100	(56,931)
LOSS BEFORE INCOME TAX PROVISION	(1,903,277)	(2,561,907)	(835,897)
INCOME TAX EXPENSE			257,344
NET LOSS	(1,903,277)	(2,561,907)	(1,093,241)
OTHER COMPREHENSIVE INCOME（LOSS）
Foreign currency translation adjustment	(41,793)	(86,083)	152,700
COMPREHENSIVE LOSS	$ (1,945,070)	$ (2,647,990)	$ (940,541)
Loss per common share- basic (in Dollars per share)	$ (0.8)	$ (1.08)	$ (0.46)
Weighted average shares- basic (in Shares)	2,376,764	2,376,764	2,374,795
Consumer loan repayment and collection management service fees
OPERATING REVENUE
Operating revenue			$ 156,062
Loan recommendation service fees
OPERATING REVENUE
Operating revenue			1,177,822
Prepaid payment network service fee
OPERATING REVENUE
Operating revenue	146,554	161,372	928,565
Cost of revenue
COST OF REVENUE AND RELATED TAX
Total cost of revenue and related tax	12,597	17,833	34,092
Business and sales related tax
COST OF REVENUE AND RELATED TAX
Total cost of revenue and related tax			$ 464